TRANSAMERICA SERIES TRUST

Transamerica Barrow Hanley Dividend Focused VP

Supplement to the Currently Effective Prospectus Dated May 1, 2020, as supplemented

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Effective December 1, 2020, Transamerica Barrow Hanley Dividend Focused VP will be renamed Transamerica Aegon Sustainable
Equity Income VP (the “portfolio”) and will no longer be offered through the prospectus dated May 1, 2020, as supplemented. The portfolio will be offered through a separate stand-alone prospectus and summary prospectus dated December 1, 2020.

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Investors Should Retain this Supplement for Future Reference

November 30, 2020